STOCKHOLDERS' DEFICIT (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning	3,093,120	93,120	0
Options granted	0	3,000,000	93,120
Options outstanding, ending	3,093,120	3,093,120	93,120
Options vested, beginning	1,954,230	93,120	0
Options granted			93,120
Options vested, ending	2,176,453	1,954,230	93,120
Vesting period percentage	100.00%	100.00%	100.00%
Exercise price outstanding and exercisable, beginning			$ 0.00
Exercise price granted	$ .10	$ .10
Expiration date		Dec. 31, 2019	Dec. 31, 2019
Granted expiration date			Dec. 31, 2019
Minimum [Member]
Vesting period in months	12 months	12 months
Exercise price outstanding and exercisable, beginning	$ .05	$ .05
Exercise price granted			$ 0.05
Exercise price outstanding and exercisable, ending	$ 0.05	$ .05	.05
Expiration date	Dec. 31, 2019
Granted expiration date		Feb. 28, 2020
Maximum
Vesting period in months	18 months	18 months
Exercise price outstanding and exercisable, beginning	$ .22	$ .22
Exercise price granted			0.22
Exercise price outstanding and exercisable, ending	$ 0.22	$ .22	$ .22
Expiration date	Mar. 20, 2021
Granted expiration date		Mar. 20, 2021